Cover	Sep. 02, 2023
Document Information [Line Items]
Document Period End Date	Sep. 02, 2023
Entity Registrant Name	INVACARE HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15103
Entity Central Index Key	0000742112
Entity Tax Identification Number	38-4264819
Amendment Flag	false
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Entity Information [Line Items]
Entity Registrant Name	INVACARE HOLDINGS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15103
Entity Tax Identification Number	38-4264819
City Area Code	(440)
Local Phone Number	329-6000
Entity Addresses [Line Items]
Entity Address, Address Line One	One Invacare Way
Entity Address, City or Town	Elyria
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44035